Trade and other receivables - Carrying amounts (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Non-current other receivables
Non-current other receivables		$ 61.0	$ 97.9
Current trade and other receivables
Trade receivables		765.2	404.9
Other receivables
Insurance recoveries (see also Note 15)		36.6	30.6
Government institutions		23.6	27.4
Prepaid expenses		25.1	34.0
Other receivables	[1]	83.1	99.6
Total other receivables		168.4	191.6
Total trade and other receivables		$ 933.6	$ 596.5

[1]	As at December 31, 2024, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.